Other Losses (Details) - Schedule of Other Losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Losses [Abstract]
Bad debt provision of trade receivables	$ (53,991)
Impairment of long-lived assets	(39,778)	(12,500)
Others	(4,881)	(4,825)
Other gains (losses)	$ (98,650)	$ (17,325)